11 Greenway Plaza, Suite 1000
Houston, TX 77046
713 626-1919
invesco.com
April 29, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549RE: Invesco Exchange Fund
Amendment No. 69
(’40 Act File No. 811-02611)
Ladies and Gentlemen:
Invesco Exchange Fund (the “Registrant”) hereby files via EDGAR one electronically signed copy of Amendment No. Amendment No. 69 (the “Amendment”) to the Registrant’s Registration Statement, complete with exhibits filed therewith (the “Exhibits”). The Registration Statement and Exhibits thereto are filed pursuant to Rule 8b-16 of the General Rules and Regulations (the “1940 Act Rules”) of the Securities and Exchange Commission (the “Commission”) promulgated under the Investment Company Act of 1940, as amended.
Should the staff have any questions regarding the foregoing, please call Louis Ducote.
Very truly yours,
/s/ Louis Ducote
Louis Ducote Senior Counsel